Basis of Preparation of Condensed Consolidated Interim Financial Statements	3 Months Ended
Jun. 30, 2025
Basis of Preparation of Condensed Consolidated Interim Financial Statements [Abstract]
Basis of preparation of condensed consolidated interim financial statements

2.      Basis of preparation of condensed consolidated interim financial statements

(1)    Compliance with IFRS Accounting Standards

The condensed consolidated interim financial statements for the three months ended June 30, 2025, have been prepared in accordance with IAS 34, Interim Financial Reporting, and presented in a format consistent with the consolidated financial statements under IAS 1, Presentation of Financial Statements. However, they do not include all of the notes that would be required in a complete set of financial statements. Thus, these condensed consolidated interim financial statements should be read in conjunction with the consolidated financial statements for the year ended March 31, 2025.

(2)    Approval of the consolidated financial statements

The condensed consolidated interim financial statements were authorized for issuance on August 28, 2025 by the Chief Financial Officer, Jason Sandberg.

(3)    Use of judgements, estimates, and assumptions

The preparation of condensed consolidated interim financial statements in accordance with IFRS requires management to make certain judgments, estimates, and assumptions that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, revenues and expenses, as well as the disclosure of contingent assets and liabilities. Actual results could differ from these estimates.

These estimates and underlying assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

The significant judgements made by management in applying the Company’s accounting policies and the key sources of estimation uncertainty were the same as those described in the consolidated financial statements for the year ended March 31, 2025.